T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
September 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 9.2%
Government Bonds 9.2%
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/23  155,000 29
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/25  1,600,000 292
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/27  360,000 65
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/29  230,000 40
Brazil Notas do Tesouro Nacional,
Series F, 10.00%, 1/1/31  230,000 40
Total Brazil (Cost
$586
)
466
CHILE 3.1%
Government Bonds 3.1%
Bonos de la Tesoreria de la
Republica, 2.30%, 10/1/28 (1) 35,000,000 35
Bonos de la Tesoreria de la
Republica, 4.50%, 3/1/26  100,000,000 121
Total Chile (Cost
$193
)
156
CHINA 2.6%
Government Bonds 2.6%
China Development Bank, 3.68%,
2/26/26  200,000 32
People's Republic of China, 1.99%,
4/9/25  300,000 45
People's Republic of China, 3.12%,
12/5/26  100,000 16
People's Republic of China, 3.27%,
11/19/30  250,000 40
Total China (Cost
$128
)
133
COLOMBIA 5.3%
Corporate Bonds 1.3%
Empresas Publicas de Medellin,
7.625%, 9/10/24 (1) 240,000,000 64
64
Government Bonds 4.0%
Republic of Colombia, 6.00%,
4/28/28  256,600,000 63
Republic of Colombia, 7.00%,
5/4/22  110,000,000 30
Republic of Colombia, 7.25%,
10/18/34  55,000,000 14
Republic of Colombia, 7.50%,
8/26/26  302,000,000 82
Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, 10.00%,
7/24/24  53,600,000 16
205
Total Colombia (Cost
$361
)
269
CZECH REPUBLIC 1.2%
Government Bonds 1.2%
Czech Republic, 1.25%, 2/14/25  630,000 28
Czech Republic, 2.00%, 10/13/33  430,000 19
Czech Republic, 4.20%, 12/4/36  220,000 13
Total Czech Republic (Cost
$57
)
60
EGYPT 3.6%
Government Bonds 3.6%
Arab Republic of Egypt, 14.313%,
10/13/23  950,000 61
Arab Republic of Egypt, 15.90%,
7/2/24  600,000 39
Arab Republic of Egypt, 15.90%,
9/9/24  230,000 15
Arab Republic of Egypt Treasury
Bills, 12.75%, 3/15/22  775,000 47
Arab Republic of Egypt Treasury
Bills, 13.311%, 12/14/21  300,000 19
Total Egypt (Cost
$179
)
181
HUNGARY 3.2%
Government Bonds 3.2%
Republic of Hungary, 1.00%,
11/26/25  5,000,000 15
Republic of Hungary, 5.50%,
6/24/25  7,680,000 28
Republic of Hungary, 6.00%,
11/24/23  33,780,000 119
Total Hungary (Cost
$180
)
162
INDONESIA 9.5%
Corporate Bonds 3.4%
Standard Chartered Bank, CLN
(Reference: Republic of Indonesia),
9.00%, 3/20/29 (1) 2,100,000,000 172
172
Government Bonds 6.1%
Republic of Indonesia, 5.625%,
5/15/23  847,000,000 61
Republic of Indonesia, 6.125%,
5/15/28  2,830,000,000 202
Republic of Indonesia, 6.50%,
6/15/25  400,000,000 29
Republic of Indonesia, 8.375%,
9/15/26  99,000,000 8

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 8.75%,
5/15/31  109,000,000 9
309
Total Indonesia (Cost
$467
)
481
MALAYSIA 5.4%
Government Bonds 5.4%
Government of Malaysia, 4.232%,
6/30/31  280,000 71
Government of Malaysia, 4.392%,
4/15/26  485,000 123
Government of Malaysia, 4.935%,
9/30/43  312,000 82
Total Malaysia (Cost
$281
)
276
MEXICO 11.7%
Government Bonds 11.7%
Petroleos Mexicanos, 3.50%,
1/30/23 (USD)  39,000 40
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  27,000 29
United Mexican States, 7.50%,
6/3/27  2,100,000 103
United Mexican States, 7.75%,
5/29/31  2,530,000 126
United Mexican States, 8.00%,
9/5/24  800,000 40
United Mexican States, 8.50%,
5/31/29  2,150,000 111
United Mexican States, 8.50%,
11/18/38  420,000 22
United Mexican States, 10.00%,
12/5/24  1,036,000 55
United Mexican States, Inflation-
Indexed, 2.75%, 11/27/31  484,701 23
United Mexican States, Inflation-
Indexed, 4.50%, 12/4/25  796,294 42
Total Mexico (Cost
$601
)
591
PERU 3.3%
Government Bonds 3.3%
Republic of Peru, 6.15%, 8/12/32  190,000 44
Republic of Peru, 6.90%, 8/12/37  400,000 93
Republic of Peru, 8.20%, 8/12/26  110,000 30
Total Peru (Cost
$224
)
167
POLAND 3.4%
Government Bonds 3.4%
Republic of Poland, 2.50%, 7/25/26  185,000 49
Republic of Poland, 2.75%,
10/25/29  75,000 20
Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, 5.75%, 9/23/22  385,000 102
Total Poland (Cost
$180
)
171
ROMANIA 4.2%
Government Bonds 4.2%
Republic of Romania, 2.00%,
4/14/33 (EUR) (1) 20,000 22
Republic of Romania, 2.124%,
7/16/31 (EUR) (1) 5,000 6
Republic of Romania, 2.124%,
7/16/31 (EUR)  15,000 17
Republic of Romania, 4.40%,
9/25/23  240,000 58
Republic of Romania, 4.75%,
2/24/25  295,000 72
Republic of Romania, 5.00%,
2/12/29  150,000 37
Total Romania (Cost
$213
)
212
RUSSIA 8.6%
Government Bonds 8.6%
Russian Federation, 4.50%, 7/16/25  5,530,000 69
Russian Federation, 6.90%, 5/23/29  5,430,000 74
Russian Federation, 7.05%, 1/19/28  2,000,000 27
Russian Federation, 7.10%,
10/16/24  2,045,000 28
Russian Federation, 8.15%, 2/3/27  13,379,000 192
Russian Federation, 8.50%, 9/17/31  3,000,000 45
Total Russia (Cost
$453
)
435
SERBIA 2.5%
Government Bonds 2.5%
Republic of Serbia, 4.50%, 1/11/26  4,260,000 46
Republic of Serbia, 5.875%, 2/8/28  3,290,000 38
Republic of Serbia, 10.00%, 2/5/22  4,130,000 42
Total Serbia (Cost
$112
)
126
SOUTH AFRICA 10.1%
Government Bonds 10.1%
Republic of South Africa, 7.00%,
2/28/31  2,055,000 115
Republic of South Africa, 8.00%,
1/31/30  100,000 6
Republic of South Africa, 8.75%,
1/31/44  1,275,000 70
Republic of South Africa, 8.75%,
2/28/48  925,000 51
Republic of South Africa, 8.875%,
2/28/35  250,000 15

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, 10.50%,
12/21/26  3,425,000 255
Total South Africa (Cost
$507
)
512
SUPRANATIONAL 0.9%
Government Bonds 0.9%
European Bank for Reconstruction &
Development, 5.60%, 1/30/25 (IDR)  460,000,000 32
International Bank for
Reconstruction & Development,
Series GDIF, 4.60%, 2/9/26 (IDR)  200,000,000 14
Total Supranational (Cost
$48
)
46
THAILAND 4.3%
Government Bonds 4.3%
Kingdom of Thailand, 1.585%,
12/17/35  1,100,000 30
Kingdom of Thailand, 3.65%,
6/20/31  1,830,000 63
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Thailand, 3.775%,
6/25/32  3,552,000 123
Total Thailand (Cost
$236
)
216
TURKEY 1.0%
Government Bonds 1.0%
Republic of Turkey, 10.60%, 2/11/26  321,000 28
Republic of Turkey, 12.40%, 3/8/28  280,000 25
Total Turkey (Cost
$66
)
53
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Government Reserve
Fund, 0.05% (2)(3) 233,904 234
Total Short-Term Investments
(Cost $234) 234
Total Investments in
Securities 97.7%
(Cost $5,306) $ 4,947
Other Assets Less Liabilities 2.3% 118
Net Assets 100.0% $ 5,065
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $299 and represents 5.9%
of net assets.
(2) Seven-day yield
(3) Affiliated Companies
BRL Brazilian Real
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

.
RUB Russian Ruble
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UAH Ukraine Hryvnia
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps 0.0%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed 2.820% Quarterly, Pay Variable 2.100% (7 Day
Interbank Repo) Quarterly, 12/2/25 * 160 — — —
Total China —
Mexico (0.0)%
4 Year Interest Rate Swap, Receive Fixed 5.565% 28 Days, Pay Variable 4.743% (MXIBTIIE) 28
Days, 4/22/25 * 1,200 (3) — (3)
4 Year Interest Rate Swap, Receive Fixed 6.500% 28 Days, Pay Variable 4.749% (MXIBTIIE) 28
Days, 3/21/24 * 1,000 1 1 —
5 Year Interest Rate Swap, Receive Fixed 6.540% 28 Days, Pay Variable 4.743% (MXIBTIIE) 28
Days, 12/3/24 * 450 (1) — (1)
5 Year Interest Rate Swap, Receive Fixed 7.485% 28 Days, Pay Variable 4.748% (MXIBTIIE) 28
Days, 6/5/24 * 800 2 1 1
5 Year Interest Rate Swap, Receive Fixed 8.710% 28 Days, Pay Variable 4.744% (MXIBTIIE) 28
Days, 12/13/23 * 700 1 — 1
Total Mexico (2)
Total Centrally Cleared Interest Rate Swaps (2)
Total Centrally Cleared Swaps (2)
Net payments (receipts) of variation margin to date 2
Variation margin receivable (payable) on centrally cleared swaps $ —

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 IDR 73,914 USD 5 $ —
Bank of America 10/8/21 INR 221 USD 3 —
Bank of America 10/8/21 USD 13 IDR 196,008 —
Bank of America 10/15/21 CNH 81 USD 13 —
Bank of America 10/15/21 RON 574 USD 137 (3)
Bank of America 10/15/21 USD 10 CNH 62 —
Bank of America 12/9/21 THB 879 USD 26 —
Bank of America 12/17/21 USD 4 CNH 23 —
Bank of America 1/21/22 USD 12 CNH 81 —
Barclays Bank 10/8/21 INR 3,463 USD 46 1
Barclays Bank 10/15/21 CNH 106 USD 16 —
Barclays Bank 10/15/21 TRY 17 USD 2 —
Barclays Bank 10/15/21 USD 9 ZAR 126 —
Barclays Bank 1/7/22 USD 36 TWD 1,003 —
Barclays Bank 1/21/22 USD 16 CNH 106 —
BNP Paribas 10/8/21 RUB 70 USD 1 —
BNP Paribas 10/8/21 USD 40 INR 2,911 1
BNP Paribas 10/8/21 USD 23 KRW 27,002 —
BNP Paribas 10/8/21 USD 12 RUB 871 —
BNP Paribas 10/15/21 USD 5 CNH 31 —
BNP Paribas 1/21/22 KRW 27,002 USD 23 —
Citibank 10/8/21 KRW 33,127 USD 29 (1)
Citibank 10/8/21 USD 5 IDR 74,855 —
Citibank 10/15/21 RSD 4,525 USD 45 (1)
Citibank 10/15/21 USD 72 ZAR 994 6
Citibank 11/12/21 RSD 4,526 USD 45 (1)
Citibank 11/15/21 USD 54 EGP 867 (1)
Deutsche Bank 10/8/21 USD 14 IDR 198,501 —
Deutsche Bank 10/22/21 USD 27 CHF 25 1
Deutsche Bank 12/10/21 PHP 652 USD 13 —
Goldman Sachs 10/8/21 USD 30 TWD 841 —
Goldman Sachs 10/15/21 CNH 54 USD 8 —
Goldman Sachs 10/15/21 USD 5 CNH 31 —
Goldman Sachs 12/17/21 USD 4 CNH 27 —
Goldman Sachs 1/21/22 USD 8 CNH 54 —
HSBC Bank 10/8/21 IDR 148,418 USD 10 —
HSBC Bank 10/8/21 INR 4,232 USD 56 1
HSBC Bank 10/8/21 INR 1,724 USD 23 —
HSBC Bank 10/8/21 KRW 32,667 USD 29 (1)
HSBC Bank 10/8/21 RUB 4,195 USD 56 1
HSBC Bank 10/8/21 USD 38 KRW 45,003 —
HSBC Bank 10/8/21 USD 37 TWD 1,028 —
HSBC Bank 10/15/21 USD 8 ZAR 118 —
HSBC Bank 12/9/21 THB 632 USD 19 (1)
HSBC Bank 12/10/21 MYR 453 USD 108 (1)
HSBC Bank 12/10/21 USD 11 MYR 46 —
HSBC Bank 12/17/21 USD 8 CNH 50 —
HSBC Bank 1/21/22 KRW 45,002 USD 38 —
JPMorgan Chase 10/7/21 PEN 281 USD 72 (4)
JPMorgan Chase 10/7/21 USD 30 PEN 123 1
JPMorgan Chase 10/7/21 USD 38 PEN 158 —
JPMorgan Chase 10/8/21 CLP 11,411 USD 15 (1)
JPMorgan Chase 10/8/21 RUB 2,981 USD 40 1
JPMorgan Chase 10/8/21 USD 9 CLP 6,219 1
JPMorgan Chase 10/8/21 USD 7 IDR 95,547 —

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/15/21 MXN 738 USD 37 $ (1)
JPMorgan Chase 10/15/21 RON 34 USD 8 —
JPMorgan Chase 10/15/21 TRY 42 USD 5 —
JPMorgan Chase 10/15/21 USD 27 CNH 175 —
JPMorgan Chase 10/15/21 USD 5 HUF 1,415 —
JPMorgan Chase 10/15/21 USD 41 MXN 820 1
JPMorgan Chase 10/15/21 USD 4 RON 19 —
JPMorgan Chase 10/15/21 USD 9 TRY 80 —
JPMorgan Chase 10/15/21 USD 20 ZAR 295 1
JPMorgan Chase 10/15/21 ZAR 204 USD 14 —
JPMorgan Chase 10/22/21 CHF 25 USD 27 —
JPMorgan Chase 10/22/21 USD 39 EUR 33 1
JPMorgan Chase 10/22/21 EUR 23 CHF 25 —
JPMorgan Chase 11/12/21 USD 7 CZK 143 —
JPMorgan Chase 11/12/21 USD 4 RSD 422 —
JPMorgan Chase 11/15/21 EGP 174 USD 11 —
JPMorgan Chase 11/15/21 USD 5 EGP 81 —
JPMorgan Chase 11/19/21 USD 188 EUR 159 3
JPMorgan Chase 12/2/21 BRL 255 USD 48 (2)
JPMorgan Chase 12/9/21 THB 224 USD 7 —
JPMorgan Chase 12/10/21 CLP 5,613 USD 7 —
JPMorgan Chase 12/10/21 UAH 1,480 USD 54 1
JPMorgan Chase 12/10/21 USD 26 CLP 20,325 1
JPMorgan Chase 12/10/21 USD 7 COP 28,434 —
JPMorgan Chase 12/17/21 ZAR 238 USD 16 —
JPMorgan Chase 1/7/22 PEN 137 USD 33 —
JPMorgan Chase 1/21/22 USD 5 CNH 30 —
JPMorgan Chase 1/21/22 USD 5 IDR 66,330 —
JPMorgan Chase 1/21/22 USD 7 RUB 553 —
Morgan Stanley 10/8/21 IDR 187,658 USD 13 —
Morgan Stanley 10/22/21 CHF 25 EUR 23 —
Standard Chartered 12/17/21 USD 4 CNH 23 —
State Street 12/17/21 USD 54 SGD 72 1
State Street 12/17/21 USD 56 ZAR 810 3
UBS Investment Bank 10/8/21 IDR 140,882 USD 10 —
UBS Investment Bank 10/8/21 KRW 24,211 USD 21 (1)
UBS Investment Bank 10/8/21 RUB 260 USD 3 —
UBS Investment Bank 10/8/21 USD 7 CLP 5,192 1
UBS Investment Bank 10/8/21 USD 61 RUB 4,415 —
UBS Investment Bank 10/8/21 USD 30 RUB 2,221 —
UBS Investment Bank 10/15/21 CNH 78 USD 12 —
UBS Investment Bank 10/15/21 CZK 2,896 USD 135 (3)
UBS Investment Bank 10/15/21 TRY 564 USD 62 1
UBS Investment Bank 10/15/21 USD 3 CNH 21 —
UBS Investment Bank 10/15/21 USD 14 HUF 4,212 —
UBS Investment Bank 10/15/21 USD 3 RON 12 —
UBS Investment Bank 10/15/21 ZAR 473 USD 32 (1)
UBS Investment Bank 11/12/21 CZK 2,897 USD 135 (3)
UBS Investment Bank 11/12/21 PLN 480 USD 123 (3)
UBS Investment Bank 12/9/21 THB 2,067 USD 64 (3)
UBS Investment Bank 1/21/22 RUB 4,415 USD 60 —
UBS Investment Bank 1/21/22 USD 12 CNH 78 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4)

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2 Euro SCHATZ contracts 12/21 (260) $ —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 302  ¤  ¤ $ 234^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $234 .

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other

T. ROWE PRICE Emerging Markets Local Multi-Sector Account Portfolio

securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,713 $ — $ 4,713
Short-Term Investments 234 — — 234
Total Securities 234 4,713 — 4,947
Swaps* — 2 — 2
Forward Currency Exchange Contracts — 28 — 28
Futures Contracts* — — — —
Total $ 234 $ 4,743 $ — $ 4,977
Liabilities
Swaps* $ — $ 4 $ — $ 4
Forward Currency Exchange Contracts — 32 — 32
Total $ — $ 36 $ — $ 36
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.